Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.
COMMITMENTS AND CONTINGENCIES

Capital expenditure commitment

As of December 31, 2025, the Company has outstanding capital expenditure commitments for construction projects consisting of the following:

	RMB	US$
	(in thousands)
As of December 31, 2025	12,021	1,719

Litigation and contingencies

The Group and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to acts of non-compliance with respect to third-party services and lease contracts, which are handled and defended in the ordinary course of business. The Group may be unable to estimate the reasonably possible loss or a range of reasonably possible losses until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, or the progress of settlement negotiations. The Group accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount. The Group expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.